Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–115.09%(a)
Alabama–4.03%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$6,920,576

Series 2018 A, RB	5.00%	07/01/2048	28,620	29,595,006

Series 2018 D, RB	5.00%	05/01/2035	1,365	1,486,593

Series 2018 D, RB	5.00%	05/01/2036	1,170	1,270,319

Series 2018, RB	5.00%	05/01/2048	12,870	13,705,735

Birmingham (City of), AL; Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	1,831,798

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,594,671

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	15,000	15,687,168

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.75%	10/01/2046	20,045	20,453,050

Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	17,500	17,846,512

Series 2013 D, Revenue Wts.	7.00%	10/01/2051	25,000	26,918,712

Series 2013 D, Revenue Wts.	6.50%	10/01/2053	31,500	33,782,805

Series 2013 F, Revenue Wts.(c)	7.50%	10/01/2039	21,895	22,323,479

Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	30,000	30,588,222

Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	49,050	49,988,586

Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	471,191

Series 2016 A, RB	5.50%	08/01/2035	1,300	1,194,732

Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(e)	4.00%	11/01/2045	2,570	1,929,074

Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(e)	6.00%	05/01/2040	6,000	5,792,477

Series 2020 B, RB(e)	8.00%	05/01/2029	1,690	1,583,847

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB	4.00%	06/01/2031	1,850	1,806,510

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	13,365	11,097,771

				300,868,834

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	4,290

Series 2007 C, RB(f)	6.00%	12/01/2036	500	1,300

University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	206,848

				212,438

Arizona–1.97%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.50%	07/01/2038	1,165	1,179,353

Series 2018 B, RB(e)	5.63%	07/01/2048	2,250	2,255,157

Series 2018 B, RB(e)	5.75%	07/01/2053	3,500	3,516,198

Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	5.13%	08/01/2038	2,515	2,381,247

Series 2018 A, RB(e)	5.25%	08/01/2048	3,945	3,540,723

Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(e)	5.50%	07/01/2037	580	564,671

Series 2017, Ref. RB(e)	5.75%	07/01/2047	680	644,887

Series 2017, Ref. RB(e)	5.88%	07/01/2052	645	615,029

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2054	3,000	2,565,904

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	$1,415	$1,419,045

Series 2018 A, RB(e)	5.50%	12/15/2048	2,260	2,235,272

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2049	2,250	2,380,207

Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	389,069

East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(g)	6.38%	01/01/2028	650	600,299

East San Luis (City of), AZ Community Facilities District (Assessment Area Two); Series 2009, Ref. RB(f)(g)	8.50%	01/01/2028	140	91,000

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,610,957

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	504,055

Series 2018 A, RB	5.00%	02/15/2048	1,200	1,190,394

Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(e)	6.00%	01/01/2048	11,475	8,121,166

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	228,533

Series 2017 C, RB	5.00%	07/01/2048	405	416,049

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	93	93,027

Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	844,314

Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	86	86,025

Series 2006, RB	5.30%	07/01/2030	397	396,969

Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	265	246,251

Series 2006, GO Bonds	5.35%	07/15/2031	350	278,807

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,545	1,453,390

Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(e)	5.50%	07/01/2046	4,135	4,173,514

Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,325,000)(b)(h)	5.88%	11/01/2037	2,485	1,874,451

Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	988,884

Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	7,064,051

Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,228,344

Phoenix Civic Improvement Corp.; Series 2018, RB(b)	5.00%	07/01/2048	10,000	10,186,644

Pima (County of), AZ Industrial Development Authority;
Series 2021, RB(e)	5.00%	07/01/2056	2,285	1,933,311

Series 2022, RB(e)	6.88%	11/15/2052	7,500	7,714,483

Series 2022, RB(e)	7.00%	11/15/2057	3,975	4,086,564

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(e)	5.63%	06/15/2045	2,250	2,209,088

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,565	2,519,132

Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(i)(j)	5.00%	06/15/2025	1,550	1,644,033

Series 2017 C, RB(i)(j)	5.00%	06/15/2025	2,830	3,001,686

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	2,400	2,156,694

Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(e)	6.50%	11/01/2047	5,530	4,944,062

Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(e)	6.00%	12/01/2036	3,315	3,351,276

Series 2016, Ref. RB(e)	6.00%	12/01/2046	6,310	6,223,184

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(e)	6.00%	07/01/2035	$1,025	$1,037,854

Series 2015, RB(e)	6.13%	07/01/2045	3,310	3,316,426

Series 2019, RB	5.13%	07/01/2039	650	604,290

Series 2019, RB	5.25%	07/01/2049	810	718,971

Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(b)(e)	5.50%	10/01/2033	20,560	18,857,161

Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(b)(c)	5.50%	10/01/2033	5,853	5,368,238

Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	355	356,423

Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(e)	5.60%	07/01/2031	181	162,046

Southside Community Facilities District No. 1; Series 2008, RB(g)	7.25%	07/01/2032	929	731,352

Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(e)	6.50%	08/01/2048	3,640	3,718,928

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.00%	10/01/2037	1,010	923,693

Series 2017 A, RB(e)	6.13%	10/01/2052	2,360	2,057,815

Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	1,800	1,807,778

Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	675	676,415

Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	610	610,941

				147,095,730

Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	4,455	4,455,000

California–13.35%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	145	145,272

California (State of);
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,438,248

Series 2021, GO Bonds(k)	4.00%	10/01/2039	8,105	8,307,178

Series 2021, Ref. GO Bonds	4.00%	10/01/2041	65	66,093

Series 2021, Ref. GO Bonds(k)	4.00%	10/01/2041	6,500	6,609,327

Series 2022, GO Bonds(k)	5.00%	04/01/2047	27,035	30,014,668

Series 2022, GO Bonds	4.00%	04/01/2049	13,000	13,068,071

Series 2022, Ref. GO Bonds	4.00%	09/01/2042	11,080	11,279,260

California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(l)	0.00%	06/01/2050	520,920	97,205,912

Series 2006 B, RB(l)	0.00%	06/01/2050	107,400	17,124,200

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	1,345	1,367,214

Series 2002, RB	6.00%	06/01/2042	19,120	19,435,780

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,003,009

Series 2006 A, RB(l)	0.00%	06/01/2046	127,310	28,330,867

Series 2006 B, RB(l)	0.00%	06/01/2046	33,920	7,292,990

Series 2006 C, RB(l)	0.00%	06/01/2055	215,100	20,927,724

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	4,515	4,515,013

California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	578	561,097

California (State of) Infrastructure & Economic Development Bank; Series 2019, RB(k)	5.00%	05/15/2052	31,530	33,272,931

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2047	13,845	13,925,888

Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,587,767

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB(b)(e)(f)	8.00%	12/01/2027	3,000	180,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	6,075	3,037,500

Series 2017, RB(b)(e)(f)	8.00%	07/01/2039	14,995	7,497,500

Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(e)(f)(h)	7.50%	07/01/2032	2,650	1,537,000

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	6.50%	07/01/2050	4,130	4,144,267

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(e)	5.25%	07/01/2051	$5,945	$5,798,690

California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.00%	05/01/2027	345	340,292

Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.75%	05/01/2037	900	892,127

Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.88%	05/01/2047	1,230	1,188,963

California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(e)	5.13%	06/01/2047	595	544,996

Series 2017 A, RB(e)	5.25%	06/01/2052	665	611,860

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.25%	07/01/2052	1,450	1,245,113

California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,200	7,289,687

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,615	3,677,915

Series 2002 B, RB	6.00%	05/01/2043	12,035	12,244,689

Series 2002, RB	6.00%	05/01/2043	100	101,742

California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(l)	0.00%	06/01/2055	212,950	18,221,642

Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	3,877,711

Fresno Unified School District; Series 2016 B, Ref. GO Bonds(l)	0.00%	08/01/2042	7,780	3,274,793

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(i)(j)	5.00%	06/01/2027	555	611,489

Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	965	967,468

Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,166,086

Los Angeles (City of), CA Department of Airports;
Series 2018, RB(b)(k)	5.00%	05/15/2043	25,000	25,858,448

Series 2020 C, RB(b)	4.00%	05/15/2050	34,780	31,978,238

Series 2021 A, Ref. RB(b)	5.00%	05/15/2051	8,150	8,399,305

Series 2021 D, Ref. RB(b)	4.00%	05/15/2051	25,375	22,899,511

Series 2022 A, RB(b)	4.00%	05/15/2049	14,845	13,489,040

Series 2022 H, RB(b)	5.25%	05/15/2047	8,000	8,530,077

Series 2022 H, RB(b)	5.00%	05/15/2052	4,490	4,635,288

Series 2022, RB(b)(k)	5.00%	05/15/2047	25,205	25,709,579

Series 2022, RB(b)(k)	5.00%	05/15/2048	30,000	30,804,258

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.00%	05/15/2052	4,485	4,630,127

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,053,669

Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,454,913

Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB(i)(j)	5.00%	12/01/2028	3,075	3,444,597

Series 2018 A, RB	5.00%	12/01/2051	18,145	19,163,942

Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,500	4,513,454

Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,239

Placer (County of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2046	2,450	2,158,721

Series 2021, RB	4.00%	09/01/2051	3,270	2,800,798

Regents of the University of California Medical Center;
Series 2022 P, RB(m)	5.00%	05/15/2047	15,000	16,209,666

Series 2022 P, RB(k)(m)	5.00%	05/15/2047	40,000	43,225,776

Series 2022 P, RB	4.00%	05/15/2053	9,500	8,963,803

Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	3,040	3,055,086

Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,252,289

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	10,445,950

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	7,000	7,302,560

Series 2021 A, RB	4.00%	07/01/2056	14,000	12,871,391

Series 2021 B, RB(b)	5.00%	07/01/2051	15,000	15,314,704

Series 2021 B, RB(b)	4.00%	07/01/2056	33,985	29,393,018

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(b)	4.00%	05/01/2052	$5,750	$5,183,373

Series 2016, RB(b)	5.00%	05/01/2046	20,630	20,894,986

Series 2019 A, RB(b)	5.00%	05/01/2049	4,700	4,792,652

Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	59,097,192

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	60,785	28,755,195

Series 2007 A, RB(l)	0.00%	06/01/2047	58,990	14,061,257

Series 2007 B, RB(l)	0.00%	06/01/2047	13,505	3,288,973

Series 2007 C, RB(l)	0.00%	06/01/2056	61,600	5,366,543

Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(d)(l)	0.00%	08/01/2037	6,245	3,502,602

Series 2011 D, GO Bonds (INS - AGM)(d)(l)	0.00%	08/01/2038	12,115	6,434,920

Series 2011 D, GO Bonds (INS - AGM)(d)(l)	0.00%	08/01/2041	14,735	6,620,891

Series 2011 D, GO Bonds (INS - AGM)(d)(l)	0.00%	08/01/2043	17,145	6,985,190

Sweetwater Union High School District; Series 2022, GO Bonds(k)	5.00%	08/01/2052	47,500	51,331,170

University of California; Series 2021 BH, Ref. RB	4.00%	05/15/2051	3,000	2,953,544

Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	1,825,183

West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	7,000	6,742,524

				996,369,681

Colorado–9.50%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,280,599

Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	3,761,920

Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,718,578

Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	921,726

Series 2017 B, GO Bonds	7.75%	12/15/2047	464	420,616

Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,180,883

Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,198,660

Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	834,764

Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,270,071

Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,056,308

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,255,590

Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,259	3,220,014

Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,168,372

Series 2018 B, GO Bonds	8.00%	12/15/2048	500	465,634

Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,102,126

Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,348,950

Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	1,914,490

Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(c)(e)	6.75%	12/01/2049	3,785	3,094,862

Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	709,571

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	2,825,845

Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,722	1,518,130

BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	425,104

Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	5,923,933

Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	604,318

Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,680,862

Bristol Metropolitan District; Series 2022, GO Bonds	7.50%	12/15/2050	766	745,110

Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,410,436

Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	957,792

Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,695	2,528,525

Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	12,668,252

Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,308,883

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	$2,000	$1,915,059

Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,678,271

Centerra Metropolitan District No. 1; Series 2022, RB	6.50%	12/01/2053	6,850	6,854,202

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,419,156

Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,308	1,212,046

Series 2018 B, GO Bonds	7.38%	12/15/2047	574	516,463

Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	1,976,417

City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	3,923,754

Series 2020 B, GO Bonds	9.00%	12/15/2049	581	568,333

Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	459,090

Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	514,579

Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	848,066

Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,028,810

Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,367,396

Colliers Hill Metropolitan District No. 2; Series 2022, Ref. GO Bonds	6.00%	12/15/2047	2,250	1,834,508

Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2049	1,500	1,204,743

Series 2021 A, RB	5.00%	05/15/2058	3,250	2,483,865

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,260,108

Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	22,500	20,620,453

Colorado (State of) Health Facilities Authority (SCL Health System);
Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,088,868

Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	2,966,879

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	535	430,046

Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	943	887,519

Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	13,403,409

Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	6,521,334

Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,490	3,054,661

Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	3,896,010

Series 2019, RB	5.00%	12/01/2043	2,750	2,436,106

Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds(i)(j)	5.00%	12/01/2022	461	474,830

Series 2017 A, GO Bonds(i)(j)	5.13%	12/01/2022	700	721,000

Series 2017 B, GO Bonds(i)(j)	7.63%	12/15/2022	506	522,036

Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)	7.25%	12/01/2037	1,025	943,000

Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,184,374

Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	1,886,120

Series 2019, GO Bonds	7.75%	12/15/2049	616	551,604

Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(e)	7.25%	12/01/2052	3,600	3,356,432

Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds(i)(j)	7.38%	12/15/2022	750	773,658

Series 2017 C, GO Bonds(i)(j)	12.00%	12/15/2022	792	818,229

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	2,632	2,441,713

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Denver (City & County of), CO;
Series 2012 B, RB(i)(j)	5.00%	12/08/2022	$170	$170,071

Series 2018 A, Ref. RB(b)	5.00%	12/01/2035	1,010	1,056,432

Series 2018 A, Ref. RB(b)	5.25%	12/01/2048	7,410	7,653,665

Series 2021 A, RB	4.00%	08/01/2051	10,000	9,740,248

Series 2022 A, RB(b)	5.50%	11/15/2038	1,795	1,986,217

Series 2022 A, RB(b)	5.00%	11/15/2047	7,500	7,738,289

Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	6,447,960

Series 2022 A, RB(b)	5.50%	11/15/2053	7,250	7,733,093

Series 2022 D, Ref. RB(b)	5.75%	11/15/2045	10,000	11,078,688

Series 2022, RB(k)	4.00%	08/01/2051	18,990	18,496,731

Series 2022, RB(b)(k)	5.00%	11/15/2053	13,500	13,801,977

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	12,500	12,410,335

Denver Connection West Metropolitan District; Series 2017 A, GO Bonds(i)(j)	5.38%	12/01/2022	1,238	1,275,140

Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,355	1,332,258

Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,041,702

Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,243,082

Deutsche Bank Spears/Lifers Trust; Series 2013, RB(i)(j)(k)	5.00%	01/01/2024	14,350	14,708,033

Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,205	1,072,348

Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	19,410,640

Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds(i)(j)	5.13%	12/01/2023	1,637	1,670,120

E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	812,136

Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(d)	4.00%	12/01/2051	7,105	6,471,125

Eagle River Water and Sanitation District;
Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2045	1,250	1,193,645

Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2049	2,200	2,061,290

Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,497,676

Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2051	2,000	1,630,773

Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,910	1,673,135

Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(e)	5.75%	12/01/2046	2,600	2,515,332

Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,769,325

Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,344,724

First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	498,774

Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,036	884,606

Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,307,447

Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,965	2,747,585

Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	898,075

Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(c)	6.13%	12/01/2050	3,075	2,425,098

Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(e)	4.75%	12/01/2051	3,000	2,247,717

Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,118,660

Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	812,987

Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds(i)(j)	10.00%	12/15/2022	928	958,158

Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	515	462,174

Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,206,220

HM Metropolitan District No. 2; Series 2021, GO Bonds(c)	5.75%	12/01/2051	24,038	11,351,388

Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,213,353

Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,667,060

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	4,805,296

Interpark Metropolitan District; Series 2018, GO Bonds(e)	5.50%	12/01/2048	1,614	1,517,544

Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,226,192

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,354,776

Johnstown North Metropolitan District No 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,043,407

Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,031,146

Jones District Community Authority Board; Series 2020 A, RB(c)	5.75%	12/01/2050	6,800	5,476,233

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(e)	5.63%	12/01/2050	$1,695	$1,530,841

Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,288,414

Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	2,502,585

Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,409,268

Ledge Rock Center Commercial Metropolitan District;
Series 2022, GO Bonds(e)	7.00%	11/01/2052	7,000	6,870,492

Series 2022, GO Bonds(e)	7.38%	11/01/2052	10,830	10,636,761

Series 2022, GO Bonds	9.25%	12/01/2052	9,189	9,110,696

Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	449,006

Series 2017 C, GO Bonds	11.00%	12/15/2050	600	553,613

Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,115,955

Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,125,160

Series 2020 B, GO Bonds	8.00%	12/15/2050	521	472,929

Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	639,623

Series 2020 B, GO Bonds	7.63%	12/15/2050	607	544,345

Millers Landing Business Improvement District;
Series 2018 A, RB(e)	6.00%	12/01/2048	7,960	7,278,260

Series 2018 B, RB(e)	8.00%	12/01/2048	2,185	2,018,626

Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,307,241

Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,305,967

Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	905,437

Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	864,252

Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,530,659

Series 2022, RB	7.00%	12/01/2034	5,000	5,066,199

Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,690,414

North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,663,615

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,282,816

Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,050,661

Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,516,217

Series 2019 B, GO Bonds	8.75%	12/15/2049	900	823,437

Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,037,149

Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(i)(j)	5.63%	12/01/2023	2,290	2,420,306

Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,299,118

Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,228,164

Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	478,735

Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(e)	4.75%	12/01/2045	3,375	2,730,046

PV-ERU Holding Trust; Series 2019, RB(l)	0.00%	02/14/2039	12,585	2,642,850

Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,032,511

Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,003,894

Series 2020 B, GO Bonds	7.63%	12/15/2050	573	510,584

Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,158,522

Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	936,131

Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,813,344

Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,378,362

Series 2022 B, RB	7.75%	12/15/2052	5,000	4,487,902

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	22,478,381

Sabell Metropolitan District;
Series 2020 A, GO Bonds(e)	5.00%	12/01/2050	1,060	899,515

Series 2020 B-3, GO Bonds(e)	8.25%	12/15/2050	605	546,091

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	$6,195	$5,516,768

Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,517,771

Series 2021 C, GO Bonds(e)	7.63%	12/15/2052	8,288	7,217,738

Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(e)	5.13%	12/01/2050	1,630	1,404,236

Series 2020 B, GO Bonds	7.63%	12/15/2050	598	536,274

Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,526,655

Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	806	842,913

Series 2019, RB	5.00%	12/01/2049	2,835	2,701,892

Series 2022 A, GO Bonds	5.75%	12/01/2052	5,000	4,581,300

Series 2022 B, GO Bonds	8.75%	12/15/2052	6,367	6,021,707

South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,599,611

South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	916,852

Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,018,982

Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	782,137

Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(e)	9.50%	12/15/2045	3,464	3,492,342

Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,191,705

Series 2020 B, GO Bonds	8.50%	12/15/2049	656	588,762

Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,506,023

Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,474,537

STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,608,730

Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	741	691,715

Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	27,374,955

Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	1,995	1,916,285

Series 2018, GO Bonds	7.88%	12/15/2047	600	553,478

Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,129,285

Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,160,714

Tallyn’s Reach Metropolitan District No. 3; Series 2013, Ref. GO Bonds(e)(i)(j)	5.00%	12/01/2023	274	279,400

Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,710,242

Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,477,238

Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,455,774

Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,769,829

Series 2018 B, GO Bonds	7.75%	12/15/2047	953	877,485

Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,775,610

Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,643,922

Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,130,996

Series 2021 A-2, GO Bonds(c)	5.50%	12/01/2051	3,000	2,153,648

Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,605	1,543,857

Series 2018 B, GO Bonds	7.88%	08/01/2048	508	463,683

Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,295	1,065,891

Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(e)	5.63%	12/01/2048	1,375	1,311,883

Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	937,218

Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,207,442

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,520,330

Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(i)(j)	5.00%	12/01/2024	600	633,548

Series 2019 B, GO Bonds(e)(i)(j)	7.75%	12/01/2024	504	563,170

Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	673,295

Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	580,299

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	$1,793	$1,681,210

				708,818,588

Connecticut–0.12%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	3,436,753

Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,553,879

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(g)	5.13%	10/01/2036	470	56,400

Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	2,985,951

				9,032,983

District of Columbia–2.94%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	1,850	1,977,852

District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,925,643

Series 2006 C, RB(l)	0.00%	06/15/2055	850,680	76,270,693

Series 2006 D, RB(l)	0.00%	06/15/2055	555,000	41,909,493

District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,102,858

Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	1,845,061

Series 2019 A, RB(b)(k)	4.00%	10/01/2035	11,530	11,252,448

Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	3,597,588

Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	16,939,423

Series 2020 A, Ref. RB(b)	4.00%	10/01/2038	5,570	5,366,679

Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	2,385	2,293,587

Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	14,178,629

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	8,567,872

				219,227,826

Florida–10.24%
Amelia Concourse Community Development District;
Series 2007, RB(f)(g)	5.75%	05/01/2038	3,865	3,749,050

Series 2016, RB	6.00%	05/01/2047	1,850	1,873,171

Series 2019 B-2, RB	7.25%	05/01/2029	180	165,552

Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,500	2,498,258

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,710	1,710,198

Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2042	2,000	1,925,234

Series 2022, RB	5.00%	05/01/2053	1,500	1,410,730

Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,495,673

Broward (County of), FL;
Series 2019 A, RB(b)	5.00%	10/01/2044	8,400	8,584,672

Series 2019 A, RB	5.00%	09/01/2049	8,605	8,837,082

Series 2019 A, RB(b)	4.00%	10/01/2049	12,505	11,264,904

Series 2019 A, RB(b)	5.00%	10/01/2049	16,405	16,659,550

Series 2019 B, RB(b)	4.00%	09/01/2049	15,500	13,235,407

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	25,000	22,343,467

Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	910	900,069

Canaveral Port Authority; Series 2018 A, RB(b)	5.00%	06/01/2045	9,320	9,715,303

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,548,420

Series 2019 A, RB	5.00%	12/15/2054	1,085	1,085,134

Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,040	2,567,360

Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.63%	08/01/2037	1,025	788,287

Series 2017, RB(e)	5.88%	08/01/2052	3,925	2,742,619

Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	850	814,154

Series 2018 A, RB(e)	5.38%	06/15/2048	1,590	1,447,445

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(e)	5.00%	12/15/2050	$3,955	$3,564,581

Series 2020, RB(e)	5.00%	12/15/2055	2,845	2,509,679

Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(e)	5.75%	06/01/2054	3,735	3,258,728

Series 2019 B, RB(e)	6.00%	06/01/2028	360	338,918

Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(e)	5.00%	10/15/2047	1,100	996,872

Series 2017 A, RB(e)	5.00%	10/15/2052	755	673,599

Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	773,152

Series 2015, RB	5.75%	11/01/2047	1,855	1,869,969

CFM Community Development District; Series 2004 A, RB(f)(g)	6.25%	05/01/2035	1,987	168,910

Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	7,075	4,740,250

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2021, RB(b)(e)	4.00%	10/01/2041	1,500	1,208,895

Series 2021, RB(b)(e)	4.00%	10/01/2051	5,000	3,702,012

City of South Miami Health Facilities Authority, Inc.; Series 2018, RB(k)	4.00%	08/15/2036	14,000	14,056,301

Clearwater Cay Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	13,074	7,452,213

Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(e)	5.00%	12/01/2037	1,150	1,072,860

Series 2017 A, RB(e)	5.00%	12/01/2047	1,875	1,635,976

Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	760,500

CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	10	9,728

Series 2016 A, RB	5.60%	05/01/2037	85	82,537

Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	7,000	5,949,627

Florida (State of);
Series 2018, GO Bonds(k)	4.00%	07/01/2037	3,725	3,812,386

Series 2018, GO Bonds(k)	4.00%	07/01/2038	4,030	4,104,551

Series 2018, GO Bonds(k)	4.00%	07/01/2039	4,195	4,259,422

Series 2018, GO Bonds(k)	4.00%	07/01/2040	4,360	4,412,075

Florida (State of) Department of Transportation; Series 2013 A, RB	4.00%	07/01/2037	9,510	9,512,283

Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(e)	6.00%	08/15/2057	3,250	2,981,092

Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(e)	5.00%	07/15/2046	6,045	5,595,006

Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	302,708

Series 2018 A, Ref. RB	5.00%	02/15/2048	985	988,686

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(e)(j)	6.38%	01/01/2026	13,000	11,877,325

Series 2019 A, Ref. RB(b)(e)(j)	6.50%	01/01/2029	14,305	12,878,976

Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(h)	7.00%	03/01/2030	4,209	2,867,985

Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(h)	1.00%	03/01/2030	2,393	478,587

Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	6,666,937

Series 2019 A, RB(b)	4.00%	10/01/2044	5,950	5,507,661

Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	14,995,919

Series 2019 A, RB(b)	5.00%	10/01/2049	9,980	10,193,274

Series 2019 A, RB(b)	5.00%	10/01/2054	8,000	8,149,794

Series 2022 A, RB(b)	5.00%	10/01/2046	18,985	19,560,490

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	285	285,034

Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(k)	5.00%	10/01/2047	10,000	10,288,239

Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(b)	5.00%	10/01/2048	11,500	11,664,056

Series 2018 E, RB(b)	5.00%	10/01/2043	3,120	3,201,787

Series 2022 A, RB(b)	4.00%	10/01/2052	5,075	4,571,466

Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(b)	5.00%	06/01/2046	9,700	9,849,882

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Indigo Community Development District; Series 2005, RB(f)(g)	5.75%	05/01/2036	$4,775	$3,199,250

Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(e)	5.00%	01/15/2049	820	732,248

Series 2019, RB(e)	5.00%	01/15/2054	635	558,031

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,711,801

Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(e)	7.13%	01/01/2052	21,000	16,380,000

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	1,685	1,492,201

Series 2018 A, RB(e)	5.75%	07/15/2053	1,830	1,703,345

Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	20,500	21,061,425

Series 2021 B, RB(b)	4.00%	10/01/2051	30,000	26,444,628

Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.75%	12/01/2052	1,785	1,260,822

Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,385	2,386,246

Magnolia Creek Community Development District; Series 2007 A, RB(f)(g)	5.90%	05/01/2039	590	324,500

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	170	171,094

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,354

Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	18,645	19,020,040

Series 2019 B, RB	4.00%	10/01/2049	80,000	76,331,664

Series 2021, RB	4.00%	10/01/2051	7,845	7,075,126

Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	15,496,641

Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	14,790	13,291,536

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,420,518

Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	10,528,044

Series 2022, RB(k)	5.00%	07/01/2050	14,210	15,162,488

Series 2022, RB(k)	5.00%	07/01/2051	40,980	43,677,472

Series 2022, RB	5.00%	07/01/2052	25,475	27,118,726

Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,600,000)(h)	6.90%	01/01/2038	8,600	7,306,257

Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	1,564,200

Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	1,783,144

Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,575,080

Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	9,280	9,284,105

Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,701,106

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	697,853

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(b)(e)	5.88%	01/01/2033	21,000	21,038,354

Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	3,661,100

Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14

Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	120	108,608

Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,265	2,997,953

South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51

Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,860	5,766,503

Series 2005 A-2, Ref. RB(f)(g)	6.60%	05/01/2036	3,800	1,900,000

Series 2005 B-2, Ref. RB(f)(g)	6.60%	05/01/2025	3,240	1,620,005

Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	540	540,095

Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	10,435	10,436,743

Treeline Preserve Community Development District; Series 2007 A, RB(f)(g)	6.80%	05/01/2039	4,950	693,000

Villages of Avignon Community Development District (The); Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	37,750

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	$295	$293,550

Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,071,742

Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,746,593

Series 2016 A-2, RB	5.38%	05/01/2046	2,200	2,117,082

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,255	2,256,091

Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	1,214	769,926

Series 2007 B, RB(g)(l)	0.00%	11/01/2028	7,672	4,520,024

West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	7,970	7,974,926

Series 2005 A-2, RB(f)(g)	5.75%	05/01/2036	7,610	4,413,800

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,465	1,465,171

Westside Community Development District;
Series 2019 2, RB(f)	5.65%	05/01/2037	1,010	675,384

Series 2019 2, RB(f)	7.20%	05/01/2038	520	348,707

Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(d)	5.00%	10/01/2052	4,750	4,905,296

Zephyr Ridge Community Development District; Series 2006 A, RB(f)(g)	5.63%	05/01/2037	2,635	1,106,480

				764,127,594

Georgia–2.25%
Atlanta (City of), GA; Series 2019 D, RB(b)	4.00%	07/01/2040	4,000	3,828,967

Atlanta (City of), GA Department of Aviation;
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,443,464

Series 2022, RB(b)(k)	5.00%	07/01/2044	23,280	23,909,200

Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,238,687

Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	18,350	16,158,826

Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	2,963,808

Series 2018 A, RB	6.00%	12/01/2038	6,850	6,545,178

Series 2018 A, RB	6.25%	12/01/2048	19,530	18,409,015

Series 2018 A, RB	6.50%	12/01/2053	13,210	12,667,667

Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	2,275	2,064,942

Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,132,436

Series 2017, Ref. RB	5.00%	03/01/2047	8,860	5,806,577

Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,247,098

George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	5,534,879

Series 2021, RB(e)	5.00%	01/01/2054	4,750	3,953,809

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(d)	4.00%	01/01/2049	4,000	3,650,456

Georgia (State of) Ports Authority;
Series 2022, RB	4.00%	07/01/2047	5,000	4,848,763

Series 2022, RB	4.00%	07/01/2052	7,000	6,621,588

Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(e)(i)(l)	0.00%	06/01/2024	1,305	1,234,893

Series 2014 A, RB(e)(i)(j)(l)	0.00%	06/01/2024	3,750	1,944,947

Series 2014 B, RB(c)(e)(i)(j)	7.00%	06/01/2024	13,600	13,700,156

Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	3,421,728

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,250,492

Series 2018 A-1, RB	6.25%	12/01/2048	3,675	2,975,690

Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,502,724

Series 2018 A-2, RB(j)	5.50%	12/01/2028	2,090	1,879,843

				167,935,833

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.62%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2033	$2,250	$2,298,183

Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	603,139

Series 2020 C, Ref. RB	4.00%	07/01/2037	600	610,433

Series 2020 C, Ref. RB	4.00%	07/01/2038	750	760,626

Series 2020 C, Ref. RB	4.00%	07/01/2040	425	427,371

Series 2022-XX1217, RB (INS - BAM)(b)(d)(k)	5.00%	07/01/2051	32,450	33,194,030

Honolulu (City & County of), HI (Green Bonds); Series 2022 A, RB	5.25%	07/01/2051	7,500	8,328,377

				46,222,159

Idaho–0.16%
Boise City (City of), ID (Public Parking Facilities);
Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,247,649

Series 2021 A, Ref. RB	5.00%	09/01/2051	5,125	5,410,889

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	723,912

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(e)	6.00%	07/01/2039	370	389,645

Series 2018 A, RB(e)	6.00%	07/01/2054	1,135	1,177,326

Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	67	66,995

				12,016,416

Illinois–3.44%
Caseyville (Village of), IL (Forst Lakes); Series 2004, RB(f)(g)	7.00%	12/30/2022	30,685	306,850

Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,018

Chicago (City of), IL (O’Hare International Airport);
Series 2013 C, RB(b)(i)(j)	5.38%	01/01/2023	7,085	7,100,575

Series 2013 C, RB(b)(i)(j)	5.50%	01/01/2023	20,265	20,311,563

Series 2013 D, RB(i)(j)	5.25%	01/01/2023	7,930	7,947,624

Series 2013, RB	5.50%	01/01/2026	1,680	1,688,367

Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,522,998

Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,033,608

Series 2018 B, RB	5.00%	01/01/2053	16,890	17,266,205

Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,755,992

Series 2022 A, RB(b)	5.50%	01/01/2055	20,000	21,056,696

Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,437,959

Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,586,647

Series 2016, RB	6.00%	04/01/2046	5,700	5,930,398

Series 2018, RB	5.00%	04/01/2046	7,555	7,452,081

Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,017,716

Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	844	820,100

Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	890,304

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	2,069	1,832,421

Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $ 4,913,092)(f)(h)	5.50%	12/01/2027	6,165	5,648,681

Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $ 1,365,806)(f)(h)	5.63%	12/01/2032	1,800	1,649,250

Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,391,701

Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,875,733

Series 2017 C, GO Bonds	5.00%	11/01/2029	625	651,601

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,822,814

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,495,832

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,147,158

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,818,120

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	$8,445	$6,661,529

Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,021,371)(h)	5.00%	02/15/2027	2,000	980,000

Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(h)	5.00%	02/15/2037	7,000	3,430,000

Series 2017, Ref. RB	5.13%	05/15/2038	1,000	774,111

Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,415,198

Series 2017, Ref. RB	5.00%	08/01/2042	575	586,231

Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(h)	5.13%	02/15/2045	3,120	1,528,800

Series 2017, Ref. RB	5.25%	05/15/2054	3,825	2,631,173

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,942,508

Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,053,963

Series 2022, Ref. RB	5.00%	03/01/2052	1,080	1,015,919

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	1,975,021

Illinois (State of) Finance Authority (Northshore University Health);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	3,866,476

Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,675,833

Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	580,599

Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,318,403

Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	709,587

Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,330	3,389,525

Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,475,930

Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(e)	5.45%	01/01/2046	1,640	1,204,000

Series 2016 A, RB(e)	5.60%	01/01/2056	1,775	1,259,027

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(d)(l)	0.00%	12/15/2040	15,000	6,454,859

Series 2010 B, Ref. RB (INS - AGM)(d)(l)	0.00%	06/15/2046	15,000	4,747,746

Series 2010 B-1, Ref. RB (INS - AGM)(d)(l)	0.00%	06/15/2044	17,055	6,025,579

Series 2010 B-1, Ref. RB (INS - AGM)(d)(l)	0.00%	06/15/2047	31,755	9,525,036

Series 2012 B, RB (INS - AGM)(d)(l)	0.00%	12/15/2041	5,000	2,029,673

Series 2017, Ref. RB (INS - AGM)(d)(l)	0.00%	12/15/2056	22,000	3,995,215

Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/2038	9,765	9,775,948

Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,200	1,215,427

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,795,397

Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(d)	4.00%	12/15/2044	4,500	4,433,459

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,180	1,142,679

Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	4,875	3,104,218

Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	154

Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,094,161

Southwestern Illinois Development Authority; Series 2006, RB(f)	5.63%	11/01/2026	2,795	1,677,000

Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,353,428

Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,128,683

Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	2,007,412

				256,468,919

Indiana–1.53%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,604,796

Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(e)	5.38%	01/01/2040	2,745	2,266,282

Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	10,051,468

Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	2,814,529

Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(e)	5.63%	01/01/2038	7,000	5,966,584

Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	575	503,055

Series 2017, RB	5.35%	01/01/2038	3,850	3,185,491

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(e)	5.00%	08/01/2041	$4,065	$ 3,157,740
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	1,928,862
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	770	759,169
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	1,185	1,142,955
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	5,491,960
Series 2016, RB	5.50%	01/01/2037	3,740	3,176,980
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(e)	5.38%	10/01/2040	7,000	5,751,963
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(e)	5.00%	01/01/2039	3,365	2,631,272
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(e)	5.00%	04/01/2031	660	579,190
Series 2021 A, RB(e)	5.25%	04/01/2041	4,000	3,215,971
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(e)	5.25%	11/01/2040	4,500	3,639,718
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,095	987,493
Series 2017, RB	5.88%	01/01/2037	4,555	4,055,605
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	925	831,782
Series 2017, RB	5.80%	01/01/2037	5,160	4,560,222
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,373,362
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,405	13,816,077
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(e)	5.10%	01/01/2032	455	397,315
Series 2017, RB(e)	5.38%	01/01/2038	5,475	4,542,445
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,955	6,567,001
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,210,314
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(e)	5.38%	12/01/2041	3,600	2,847,157
Vincennes (City of), IN; Series 2016, Ref. RB(e)	6.25%	01/01/2029	2,530	2,249,461
				114,306,219

Iowa–0.26%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,310,145
Series 2018, RB	6.00%	10/01/2048	2,780	2,520,131
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	285	278,879
Series 2007, RB(f)	5.90%	12/01/2028	1,160	3,016
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	629,986
Series 2018, RB	5.13%	08/01/2048	1,750	1,373,359
Series 2018, RB	5.25%	08/01/2055	2,500	1,940,799
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(e)	5.00%	12/01/2051	5,960	4,530,344
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	210,917
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	850	845,321
Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2065	54,300	5,953,143
				19,596,040

Kansas–0.16%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	5.00%	09/01/2042	2,250	2,498,859
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	5.00%	09/01/2047	2,750	3,026,091
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	4.00%	09/01/2052	4,000	3,817,329
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,233,183
Olathe (City of), KS; Series 2006, RB(g)(n)	5.00%	03/01/2026	2,555	1,124,173
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	135	123,753
				11,823,388

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–0.05%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	$1,000	$ 1,004,006
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2033	900	981,132
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2034	800	866,051
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,270	1,181,729
				4,032,918

Louisiana–0.47%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(e)	5.25%	05/01/2043	1,220	1,130,236
Series 2019, RB(e)	4.40%	11/01/2044	3,190	2,640,512
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	11,685,766
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,153,804
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	2,280	2,235,714
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(e)	3.88%	11/01/2045	4,250	3,124,532
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(e)	6.35%	07/01/2040	5,115	5,476,366
Series 2010, RB(e)	6.35%	10/01/2040	440	471,071
				34,918,001

Maine–0.19%
Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(e)(j)	4.38%	08/01/2025	2,000	1,979,358
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,327,317
				14,306,675

Maryland–1.21%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,104,419
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,364,708
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,754,366
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,314,522
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,607,514
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,196,850
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	979,796
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,073,646
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,157,893
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,341,010
Baltimore (County of), MD; Series 2018, GO Bonds(k)	4.00%	03/01/2040	9,525	9,627,870
Maryland (State of) Stadium Authority; Series 2018, RB(i)(k)	5.00%	05/01/2047	45,950	48,512,682
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,000	10,337,616
				90,372,892

Massachusetts–0.69%
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.13%	11/15/2046	4,565	4,657,979
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,040,625
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	5,271,729
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	6,304,091
Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	4,000	4,186,815
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,069,679
Massachusetts Port Authority; Series 2022, RB(b)(k)	5.00%	07/01/2046	15,000	15,639,150

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Saugus (Town of), MA;
Series 2018, GO Bonds(k)	4.00%	03/01/2039	$2,240	$ 2,271,417
Series 2018, GO Bonds(k)	4.00%	03/01/2040	2,500	2,527,000
Series 2018, GO Bonds(k)	4.00%	03/01/2041	2,670	2,690,938
Series 2018, GO Bonds(k)	4.00%	03/01/2042	2,750	2,768,099
				51,427,522

Michigan–1.79%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	1,000	798,780
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	380,654
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,052,468
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,515	1,439,302
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,526,125
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,691,771
Detroit (City of), MI; Series 2003, GO Bonds (INS - SGI)(d)	5.25%	04/01/2023	15	15,514
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(d)(k)	6.00%	05/01/2029	10,100	11,107,313
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,369,401
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	14,095,273
Series 2019 A, Ref. RB	5.75%	04/01/2054	13,990	9,898,205
Series 2019 B, RB	6.00%	04/01/2027	4,090	3,868,094
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,341,842
Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	4,061,137
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,278,437
Series 2007, RB	6.50%	12/01/2037	535	530,455
Series 2008 C, RB(l)	0.00%	06/01/2058	804,975	36,144,746
Series 2010 A, RB	5.90%	12/01/2030	1,180	1,130,008
Series 2014, Ref. RB(e)	6.75%	07/01/2044	16,465	16,510,037
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,995,454
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	204,360
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	2,768,253
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,160	13,165,431
				133,373,060

Minnesota–0.83%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	501,198
Series 2018, RB	5.25%	06/01/2058	1,625	1,362,241
Series 2019, RB	5.00%	05/01/2054	2,610	2,116,401
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	2,742,553
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,895	5,337,000
Series 2016 B, RB	6.50%	11/01/2035	3,060	1,836,000
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(e)	5.00%	12/01/2050	6,630	4,852,573
Series 2021 B, RB(e)	6.50%	12/01/2026	510	480,282
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 01/18/2019; Cost $5,682,650)(h)	6.00%	08/01/2035	5,735	4,425,028
Duluth (City of), MN Economic Development Authority (Cambia Hills of Wast Bethel);
Series 2018, RB(f)	5.45%	12/01/2046	380	87,400
Series 2018, RB(f)	5.63%	12/01/2055	1,000	230,000
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	9,173,503
Series 2021 B, RB	6.00%	07/01/2028	625	575,876
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,603,381

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(b)	5.00%	01/01/2047	$4,000	$ 4,103,101
Series 2022 B, Ref. RB(b)	5.25%	01/01/2047	3,775	3,941,559
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	2,939,282
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(e)	5.00%	08/01/2053	500	469,160
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	6.25%	07/01/2037	1,075	1,090,275
Series 2017 A, RB(e)	6.50%	07/01/2048	4,740	4,797,517
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	425,750
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,482	1,324,730
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.50%	07/01/2052	1,075	1,051,896
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	883,583
Series 2019, RB	5.00%	07/01/2055	1,000	861,373
				62,211,662

Mississippi–0.37%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(d)	5.00%	03/01/2036	10,000	11,247,193
Mississippi State University Educational Building Corp.; Series 2018, RB(k)	4.00%	08/01/2043	13,015	12,687,271
Stonebridge Public Improvement District; Series 2007, RB (Acquired 08/31/2007-09/06/2007; Cost $19,071,964)(f)(h)	7.50%	10/01/2042	16,410	2,576,370
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,350	1,185,637
				27,696,471

Missouri–1.35%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(f)(h)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	10,480	8,863,278
Series 2007 A, RB(g)	5.75%	05/01/2026	1,980	1,689,327
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	2,580	2,365,570
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	6.13%	12/01/2036	570	357,675
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021, RB(e)	7.00%	10/01/2051	3,590	2,816,905
Chesterfield Valley Transportation Development District; Series 2018, RB(c)	5.50%	05/15/2046	5,000	2,885,318
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	3,100	2,586,843
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(n)	5.00%	05/01/2026	3,020	1,389,200
Series 2006 A, RB(g)(n)	5.00%	05/01/2036	3,825	1,759,500
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	335	334,978
Series 2006 A, RB	5.55%	10/01/2036	115	111,961
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	5.25%	12/01/2048	4,900	4,838,391
Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(e)	5.00%	07/01/2040	5,505	4,688,072
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(d)	5.00%	03/01/2049	5,000	5,098,912
Series 2019 B, RB(b)	5.00%	03/01/2054	37,155	37,319,329
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,890	1,622,412
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(f)(g)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,510,439
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	1,965,769
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	582	460,614
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	675	615,465
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	2,750	2,230,583

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (City of), MO;
Series 2007, RB(g)(n)	6.30%	04/01/2027	$3,043	$ 699,890
Series 2007, RB(g)	5.50%	05/29/2028	2,031	832,308
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,209,334
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,656,805
St. Louis (County of), MO;
Series 2006, RB(g)(n)	6.00%	08/21/2026	1,660	265,600
Series 2006, RB(g)(n)	6.00%	08/21/2026	2,442	537,240
Series 2007 A, RB(g)	5.50%	01/20/2028	2,256	947,520
Series 2007 A, RB(g)	5.50%	09/02/2028	1,108	365,640
Series 2007 B, RB(g)(n)	5.50%	01/20/2028	1,510	75,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(e)	5.88%	03/01/2033	3,100	2,832,559
Stone Canyon Community Improvement District; Series 2007, RB(f)(g)	5.75%	04/01/2027	975	253,500
				100,768,837

Montana–0.02%
Hardin (City of), MT; Series 2006, RB(g)(n)	6.25%	09/01/2031	5,935	1,068,300

Nevada–0.56%
Clark (County of), NV; Series 2018 A, GO Bonds(k)	5.00%	05/01/2048	27,500	28,961,518
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	775	775,872
Series 2007 A, RB	5.05%	02/01/2031	730	730,436
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	7,607,138
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	951,676
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	110	110,184
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(l)	0.00%	07/01/2058	23,500	2,778,017
				41,914,841

New Hampshire–0.55%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	1,400	1,280,971
Series 2019 A, RB(e)	5.63%	07/01/2046	770	712,778
Series 2019 A, RB(e)	5.75%	07/01/2054	5,430	5,008,578
Series 2020-1A, RB	4.13%	01/20/2034	7,194	6,940,003
Series 2022-2A, RB	4.00%	10/20/2036	25,948	23,928,556
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 02/13/2020; Cost $983,197)(e)(f)(h)	5.25%	07/01/2027	919	202,018
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,440,007)(e)(f)(h)	6.13%	07/01/2037	1,440	316,801
Series 2017 A, RB (Acquired 06/12/2017; Cost $722,090)(e)(f)(h)	6.25%	07/01/2042	722	158,860
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $10,400,706)(e)(f)(h)	6.13%	07/01/2052	12,000	2,640,013
				41,188,578

New Jersey–1.69%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB(e)	5.75%	10/01/2026	765	723,888
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	6,000	4,592,832
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.13%	09/15/2023	5,415	5,428,846
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,604,021
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,027,991
Series 2012, RB(b)	5.75%	09/15/2027	925	925,224
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	690	720,856
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(e)	5.38%	07/01/2047	1,865	1,633,858

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(e)	6.00%	10/01/2034	$565	$570,196

Series 2014 A, RB(e)	6.20%	10/01/2044	750	754,291

Series 2014 A, RB(e)	6.30%	10/01/2049	500	503,286

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	5.38%	10/01/2050	5,000	4,541,673

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,955	3,162,898

New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,875	1,888,089

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,000,549

New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,164,156

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	5.13%	09/01/2052	2,055	1,851,277

New Jersey (State of) Economic Development Authority (University Heights Charter School); Series 2018 A, RB(e)(f)	5.75%	09/01/2050	2,521	2,219,718

New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,471,521

New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,970,000)(e)(h)	5.75%	10/01/2038	4,970	3,871,279

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(d)(l)	0.00%	12/15/2037	10,000	5,082,057

Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,465,999

Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,732,088

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	18,296,142

Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	38,082,182

				126,314,917

New Mexico–0.12%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	556,237

Farmington (City of), NM (San Juan and Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,940,217

Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	50	46,522

Series 2015 B, RB	5.90%	09/01/2032	320	302,070

Series 2015 C, RB	5.90%	09/01/2032	420	383,817

Series 2015 D, RB(l)	0.00%	03/01/2032	330	150,444

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,769,938

				9,149,245

New York–24.02%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.50%	12/31/2040	9,655	8,551,964

Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(l)	0.00%	06/01/2055	17,700	948,796

Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(b)(h)	6.25%	06/01/2047	4,025	3,021,154

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(e)(f)	5.88%	01/01/2052	5,400	4,050,000

Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	5,000	5,205,537

Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2028	5,250	5,256,252

Series 2013 D, RB(i)(j)	5.25%	11/15/2023	900	922,883

Series 2013 D, RB(i)(j)	5.25%	11/15/2023	900	922,883

Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,051,665

Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,074,604

Series 2018, RB(k)	5.25%	11/15/2057	10,000	10,492,252

Series 2020 A-1, RB	4.00%	11/15/2052	12,000	9,851,713

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.00%	11/15/2042	$3,000	$3,124,536

Series 2020 A-1, RB	4.00%	11/15/2045	13,000	11,071,901

Series 2020 A-1, RB	5.00%	11/15/2049	22,270	21,865,891

Series 2020 C-1, RB	4.75%	11/15/2045	27,000	26,320,877

Series 2020 C-1, RB	5.00%	11/15/2050	30,115	29,549,329

Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	10,805,636

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,002,147

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	16,715	15,678,413

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $8,015,647)(h)	5.00%	01/01/2058	8,272	4,075,485

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(e)(h)	9.00%	01/01/2041	3,970	3,311,849

New York & New Jersey (States of) Port Authority;
Series 2017, RB(b)(k)	5.00%	11/15/2047	19,725	20,115,709

Series 2017, Ref. RB	5.00%	04/15/2057	10	10,310

Series 2018 206, RB(b)(k)	5.00%	11/15/2042	2,000	2,052,907

Series 2019 220, RB(b)	4.00%	11/01/2059	25,765	22,297,397

Series 2020 221, RB(b)	4.00%	07/15/2045	4,000	3,694,908

Series 2020 221, RB(b)	4.00%	07/15/2055	17,230	15,100,379

Series 2020 221, RB(b)	4.00%	07/15/2060	62,090	53,590,022

Series 2020, RB(b)(k)	5.00%	11/01/2049	50,045	50,919,361

Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,850	1,698,162

Series 2021, Ref. RB(b)	4.00%	07/15/2051	10,450	9,370,500

Series 2021, Ref. RB(b)	4.00%	07/15/2061	14,595	12,559,813

Series 2022, Ref. RB(b)	5.25%	08/01/2047	7,000	7,453,490

Series 2022, Ref. RB(b)	5.50%	08/01/2052	9,215	9,948,508

Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	14,610	15,234,737

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	10,000	10,381,241

New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	5,000	4,725,785

Series 2021 CC-1, RB(k)	4.00%	06/15/2051	15,000	14,218,001

Series 2021 F-1, GO Bonds	5.00%	03/01/2023	200	201,260

Series 2021 F-1, GO Bonds	4.00%	03/01/2047	6,545	6,246,823

Series 2022 CC-1, RB	4.00%	06/15/2052	13,375	12,631,385

Series 2022-XF1336, RB(k)	5.00%	06/15/2051	25,000	26,737,400

Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,094,896

New York (City of), NY Transitional Finance Authority;
Series 2018 A-3, RB(k)	5.00%	08/01/2041	53,425	56,624,805

Series 2018 B-1, RB(k)	5.00%	08/01/2045	20,140	21,163,362

Series 2018 C-3, RB(k)	5.00%	05/01/2041	16,810	17,862,056

Series 2018 S-3, RB(k)	5.00%	07/15/2035	25,000	26,950,485

Series 2018, RB(k)	5.00%	08/01/2042	13,000	13,828,993

Series 2019 F-1, RB(k)	5.00%	05/01/2042	55,000	58,024,725

Series 2020 C-1, RB	4.00%	05/01/2045	4,600	4,415,651

Series 2021 E-1, RB	4.00%	02/01/2049	16,865	15,921,235

Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,373,390

Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,343,347

Series 2022 F-1, RB	5.00%	02/01/2051	5,000	5,348,696

Series 2022, RB(k)	5.00%	08/01/2045	16,000	17,222,125

Series 2022, RB(k)	5.00%	02/01/2047	15,500	16,631,503

Series 2022, RB(k)	5.00%	02/01/2051	12,000	12,836,872

Subseries 2018 A-1, RB	5.00%	08/01/2040	2,450	2,617,711

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, RB(k)	5.00%	03/15/2044	$15,000	$15,614,604

Series 2018 E, RB(k)	5.00%	03/15/2041	10,000	10,642,827

Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	5,314,291

Series 2020 A, Ref. RB	4.00%	03/15/2047	19,300	18,380,507

Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	4,762,259

Series 2021 A, Ref. RB	4.00%	03/15/2047	22,375	21,309,008

Series 2021 E, Ref. RB	4.00%	03/15/2047	26,075	24,832,732

Series 2022, RB(k)	4.00%	03/15/2048	54,290	51,502,138

Series 2022-XF2996, RB(k)	5.00%	03/15/2042	38,270	40,675,587

New York (State of) Dormitory Authority (Bidding Group 4); Series 2021 E, Ref. RB	4.00%	03/15/2045	10,645	10,249,263

New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	10,000	9,496,236

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	25,500	24,524,265

Series 2020 A, Ref. RB	4.00%	11/15/2060	28,550	26,673,389

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	17,778,801

Series 2020 N, RB	4.00%	01/01/2046	3,360	3,165,826

Series 2021 A-1, Ref. RB	4.00%	03/15/2045	12,080	11,530,388

Series 2022, RB(k)	4.00%	03/15/2051	36,050	33,345,760

Series 2022-XX1212, RB(k)	4.00%	03/15/2057	59,635	54,490,253

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2044	20,965	20,149,438

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	9,656,898

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	18,165	16,682,754

Series 2021 A-1, Ref. RB	4.00%	03/15/2054	17,075	15,660,406

New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,601,930

New York City Municipal Water Finance Authority; Series 2022-XF1336, RB(k)	5.00%	06/15/2052	10,000	10,716,280

New York Counties Tobacco Trust V; Series 2005 S4B, RB(e)(l)	0.00%	06/01/2060	234,000	7,985,741

New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2049	49,745	46,437,231

Series 2020 C, Ref. RB	4.00%	03/15/2049	18,500	17,269,852

Series 2022 A, Ref. RB	5.00%	03/15/2050	15,000	16,097,488

Series 2022-XF1334, RB(k)	5.00%	03/15/2041	14,060	15,145,020

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	13,930	14,263,204

Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	9,925,063

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	49,805	49,808,367

Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,220,480

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,466,203

Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,533,291

Series 2020, RB(b)	5.00%	10/01/2040	20,000	19,998,618

Series 2020, RB(b)	4.38%	10/01/2045	6,500	5,941,961

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,483,481

Triborough Bridge & Tunnel Authority;
Series 2020 A, RB(k)	5.00%	11/15/2049	31,720	33,683,484

Series 2021 C-3, RB	4.00%	05/15/2051	10,000	9,479,408

Series 2022 D-2, RB	5.25%	05/15/2047	16,700	18,518,030

Series 2022, RB(k)	4.00%	05/15/2046	17,800	17,148,410

Series 2022, RB(k)	5.00%	11/15/2054	25,750	27,120,230

Series 2022-XF1332, RB(k)	5.25%	05/15/2052	94,835	104,201,379

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	4.00%	11/15/2056	5,000	4,562,513

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2022, RB(k)	5.25%	05/15/2052	$25,000	$27,468,030

Series 2022, RB(k)	5.25%	05/15/2057	20,000	21,974,424

Series 2022, RB(k)	5.25%	05/15/2062	31,400	34,499,846

Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	408,765

				1,793,000,076

North Carolina–0.29%
Charlotte (City of), NC; Series 2019 B, Ref. COP	4.00%	06/01/2039	750	761,048

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,025	825,543

North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,025,367

North Carolina Housing Finance Agency; Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	5,000	5,122,790

				21,734,748

North Dakota–0.20%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(b)(e)	6.63%	12/15/2031	3,000	1,792,604

Series 2021, RB(b)(e)	7.00%	12/15/2043	23,500	13,237,903

				15,030,507

Northern Mariana Islands–0.26%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(e)	5.00%	10/01/2033	22,710	19,688,882

Ohio–3.34%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	7,610,765

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	131,035	120,241,437

Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	104,895	12,302,694

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(e)	4.50%	12/01/2055	725	568,418

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	824,603

Series 2018, Ref. RB	5.50%	12/01/2043	735	746,613

Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,923,540

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,000	10,150,478

Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,968,188

Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	862,980

Series 2019 A, RB	4.00%	09/01/2045	1,750	1,455,371

FirstEnergy Solutions Corp.;
Class A3(g)	3.75%	12/01/2023	7,750	27,868

Class B5(g)	3.10%	03/01/2023	2,000	7,192

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	540	538,559

Series 2004, RB	6.40%	02/15/2034	2,500	2,416,453

Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	2,625,089

Hickory Chase Community Authority; Series 2019, Ref. RB(e)	5.00%	12/01/2040	1,805	1,616,017

Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	100	97,586

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	4,000	3,457,300

Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,054,891

Series 2019, Ref. RB	5.13%	12/01/2049	6,000	5,280,739

Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,045	922,154

Ohio (State of) Air Quality Development Authority; Series 2019, RB(b)(e)	5.00%	07/01/2049	10,000	9,252,871

Ohio (State of) Higher Educational Facility Commission (Denison University); Series 2019, RB	5.00%	11/01/2044	10,960	11,747,215

Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	23,000	23,301,588

Ohio (State of) Higher Educational Facility Commission (Menorah Park Obligated Group); Series 2018, Ref. RB	5.25%	01/01/2048	6,750	5,443,557

Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.45%	01/01/2038	5,400	4,221,568

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2012, Ref. RB(i)(j)	5.75%	12/01/2022	$4,100	$4,100,000

Warren (County of), OH Port Authority;
Series 2019 D, RB(e)	4.00%	12/01/2039	2,305	2,035,278

Series 2019 D, RB(e)	5.00%	12/01/2052	3,670	3,572,421

Series 2019, RB(e)	5.25%	12/01/2052	6,105	5,166,409

				249,539,842

Oklahoma–0.36%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,050,000)(h)	6.63%	10/01/2037	4,330	3,931,291

Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,304

Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(e)	4.00%	12/01/2043	2,550	1,960,823

Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(j)	5.00%	06/01/2025	20,660	20,857,691

				26,850,109

Oregon–0.78%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	887,821

Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	892,355

Oregon (State of) Facilities Authority;
Series 2015 A, RB(e)	5.75%	06/15/2046	1,740	1,720,055

Series 2016 A, RB	5.25%	06/15/2051	2,625	2,324,999

Portland (Port of), OR;
Series 2020 A, RB(b)	4.00%	07/01/2050	10,000	8,874,811

Series 2022 28, RB(b)	4.00%	07/01/2047	14,220	12,800,204

Series 2022, RB(b)(k)	5.00%	07/01/2052	30,000	30,743,730

				58,243,975

Pennsylvania–0.96%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	1,885	1,921,377

Series 2021 A, RB(b)	5.00%	01/01/2056	1,320	1,338,739

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	4,005	4,004,957

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.38%	05/01/2042	8,000	7,492,472

Series 2022, RB(e)	5.25%	05/01/2042	3,750	3,483,767

Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,391,655

Series 2016, RB	5.50%	01/01/2052	11,080	8,326,366

Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	5.00%	03/01/2038	483	468,426

Series 2018, RB(e)	5.13%	03/01/2048	915	861,260

Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,801,247

Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,361,408

Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(b)	6.90%	06/01/2024	3,400	3,592,322

Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(d)	4.00%	11/01/2040	5	5,028

Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(h)	5.00%	12/01/2032	1,260	997,269

Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(h)	5.25%	12/01/2037	1,705	1,265,866

Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(h)	5.30%	12/01/2038	500	367,063

Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(h)	5.38%	12/01/2047	3,140	2,146,511

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(h)(n)	5.00%	12/31/2023	8,239	1,482,958

Series 2013, RB(g)(n)	5.00%	12/31/2023	3,336	600,575

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	12,359

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2014 B, RB	5.25%	12/01/2044	560	569,757

Philadelphia (City of), PA; Series 2021, Ref. RB(b)	5.00%	07/01/2051	5,485	5,600,077

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(i)(j)	6.13%	03/15/2023	$1,500	$1,515,190

Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	910,879

Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	903,975

Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	8,430	7,620,946

Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	7,781,774

				71,824,223

Puerto Rico–8.92%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	220	220,070

Series 2002, RB	5.50%	05/15/2039	40,925	40,822,810

Series 2002, RB	5.63%	05/15/2043	108,400	108,429,160

Series 2005 A, RB(l)	0.00%	05/15/2050	28,000	4,852,484

Series 2005 B, RB(l)	0.00%	05/15/2055	127,450	12,634,450

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	4,861	4,467,124

Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	18,710	10,270,203

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,434,123

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,180,576

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	36,292,371

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	45

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	233

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	11,216	9,374,060

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	59,950	48,183,029

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	12,248,885

Series 2022, RB	0.00%	11/01/2051	362	161,885

Series 2022, RB	0.00%	11/01/2051	1,351	1,301,908

Series 2022, RB	0.00%	11/01/2051	1,639	215,160

Subseries 2022, RN(l)	0.00%	11/01/2043	76,212	34,771,649

Subseries 2022, RN	0.00%	11/01/2051	5,603	1,989,136

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2021 A, RB(e)	5.00%	07/01/2025	315	318,785

Series 2021 A, RB(e)	5.00%	07/01/2033	900	903,703

Series 2021 A, RB(e)	5.00%	07/01/2037	450	443,390

Series 2021 A, RB(e)	4.00%	07/01/2042	1,250	1,059,680

Series 2021 B, RB(e)	5.00%	07/01/2033	5,000	5,020,569

Series 2022 A, Ref. RB(e)	5.00%	07/01/2033	4,000	4,017,292

Series 2022 A, Ref. RB(e)	5.00%	07/01/2037	6,000	5,911,873

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 09/05/2014; Cost $8,400)(f)(h)	5.50%	12/01/2049	15	11,119

Series 2007 TT, RB (Acquired 09/10/2014; Cost $8,400)(f)(h)	5.00%	07/01/2024	15	11,100

Series 2007 TT, RB (Acquired 07/16/2014-09/05/2014; Cost $499,175)(f)(h)	5.00%	07/01/2026	895	662,300

Series 2007 TT, RB (Acquired 07/21/2014-09/10/2015; Cost $1,155,588)(f)(h)	5.00%	07/01/2027	1,990	1,472,600

Series 2007 TT, RB (Acquired 07/15/2014-07/16/2014; Cost $1,643,425)(f)(h)	5.00%	07/01/2032	3,680	2,723,200

Series 2007 TT, RB (Acquired 09/10/2014; Cost $2,800)(f)(h)	5.00%	12/01/2049	5	3,675

Series 2007 TT, RB (Acquired 07/18/2014; Cost $73,100)(f)(h)	5.00%	12/01/2049	170	124,950

Series 2007 TT, RB (Acquired 09/10/2014; Cost $11,200)(f)(h)	5.00%	12/01/2049	20	14,700

Series 2007 TT, RB (Acquired 09/08/2015; Cost $36,025)(f)(h)	5.00%	12/01/2049	55	40,425

Series 2007 UU, Ref. RB (Acquired 12/11/2018; Cost $7,905,000) (INS - AGC)(d)(h)	5.00%	07/01/2026	7,905	7,957,899

Series 2007 VV, Ref. RB (Acquired 04/22/2020; Cost $175,216) (INS - NATL)(d)(h)	5.25%	07/01/2026	175	175,734

Series 2007 VV, Ref. RB (Acquired 05/15/2018; Cost $22,042,711) (INS - NATL)(d)(h)	5.25%	07/01/2033	22,000	21,928,370

Series 2007 VV, Ref. RB (Acquired 07/23/2019; Cost $486,658) (INS - NATL)(d)(h)	5.25%	07/01/2035	465	461,087

Series 2008 WW, RB (Acquired 07/18/2014-09/10/2014; Cost $169,000)(f)(h)	5.38%	07/01/2024	390	290,063

Series 2008 WW, RB (Acquired 07/16/2014-09/02/2015; Cost $256,174)(f)(h)	5.25%	07/01/2033	415	308,138

Series 2008 WW, RB (Acquired 07/22/2014-09/08/2015; Cost $361,650)(f)(h)	5.50%	07/01/2038	605	451,481

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Series 2008 WW, RB (Acquired 09/10/2014; Cost $33,600)(f)(h)	5.50%	12/01/2049	$60	$44,475

Series 2010 AAA, RB (Acquired 07/21/2014; Cost $4,200)(f)(h)	5.25%	07/01/2023	10	7,425

Series 2010 AAA, RB (Acquired 05/11/2011-09/05/2014; Cost $4,429,876)(f)(h)	5.25%	07/01/2026	4,570	3,393,225

Series 2010 AAA, RB (Acquired 07/16/2014-08/18/2016; Cost $1,650,079)(f)(h)	5.25%	07/01/2028	2,600	1,930,500

Series 2010 AAA, RB (Acquired 07/21/2014-09/08/2015; Cost $252,613)(f)(h)	5.25%	07/01/2029	445	330,413

Series 2010 AAA, RB (Acquired 07/21/2014-09/10/2014; Cost $49,825)(f)(h)	5.25%	07/01/2030	95	70,538

Series 2010 AAA, RB(f)	5.25%	12/01/2049	40	29,500

Series 2010 CCC, RB (Acquired 09/10/2014; Cost $19,600)(f)(h)	5.00%	07/01/2024	35	25,900

Series 2010 CCC, RB (Acquired 09/10/2014-09/08/2015; Cost $188,388)(f)(h)	5.00%	07/01/2027	285	210,900

Series 2010 CCC, RB (Acquired 07/16/2014-09/02/2015; Cost $357,625)(f)(h)	5.00%	07/01/2028	540	399,600

Series 2010 XX, RB (Acquired 07/16/2014-09/07/2016; Cost $539,850)(f)(h)	5.25%	07/01/2027	845	627,412

Series 2010 XX, RB (Acquired 07/14/2014-09/02/2015; Cost $1,334,259)(f)(h)	5.25%	07/01/2035	2,660	1,975,050

Series 2010 XX, RB (Acquired 03/25/2014-09/08/2015; Cost $11,341,763)(f)(h)	5.75%	07/01/2036	18,575	13,931,250

Series 2010 XX, RB (Acquired 06/17/2014-10/16/2014; Cost $13,303,031)(f)(h)	5.25%	07/01/2040	28,430	21,109,275

Series 2010 ZZ, Ref. RB (Acquired 07/16/2014-09/02/2015; Cost $151,188)(f)(h)	5.25%	07/01/2025	275	204,188

Series 2010 ZZ, Ref. RB (Acquired 09/10/2014-10/11/2017; Cost $519,713)(f)(h)	5.25%	07/01/2026	1,135	842,737

Series 2010 ZZ, Ref. RB (Acquired 10/21/2014; Cost $410,000)(f)(h)	5.00%	12/01/2049	820	602,700

Series 2010 ZZ, Ref. RB (Acquired 09/10/2014; Cost $14,000)(f)(h)	5.25%	12/01/2049	25	18,438

Series 2012 A, RB (Acquired 04/30/2014-09/02/2015; Cost $1,905,350)(f)(h)	5.00%	07/02/2029	3,100	2,294,000

Series 2012 A, RB (Acquired 04/11/2014-10/06/2017; Cost $6,474,953)(f)(h)	5.05%	07/01/2042	11,925	8,794,687

Series 2013 A, RB (Acquired 07/16/2014-09/02/2015; Cost $301,081)(f)(h)	7.00%	07/01/2040	480	364,800

Series 2013 A, RB (Acquired 07/14/2014-01/06/2016; Cost $4,464,459)(f)(h)	7.00%	07/01/2043	9,080	6,878,100

Series 2013 E-1, RB (Acquired 06/30/2016; Cost $1,629,052)(f)(h)	10.00%	12/01/2049	1,629	1,270,661

Series 2013 E-3, RB (Acquired 06/30/2016; Cost $543,017)(f)(h)	10.00%	12/01/2049	543	423,553

Series 2016 A-4, RB (Acquired 05/19/2016; Cost $1,501,705)(f)(h)	0.00%	12/01/2049	1,502	1,171,330

Series 2016 B-4, RB (Acquired 06/22/2016; Cost $1,501,705)(f)(h)	10.00%	12/01/2049	1,502	1,171,330

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(d)	5.00%	07/01/2027	45	45,301

Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	25	25,086

Series 2003 AA, RB(f)	5.00%	07/01/2028	1,360	952,000

Series 2003 AA, RB(f)	5.00%	07/02/2035	1,035	724,500

Series 2003 AA-2, Ref. RB(f)	5.30%	07/02/2035	7,895	5,526,500

Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	605	122,513

Series 2003, RB (INS - AGC)(d)	5.00%	07/01/2023	215	216,439

Series 2003, RB(f)(g)	5.00%	07/03/2028	2,175	22

Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	250	249,435

Series 2005 L, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	1,490	1,477,489

Series 2005 L, Ref. RB (INS - AMBAC)(d)	5.25%	07/01/2038	125	120,632

Series 2007 CC, Ref. RB(f)	5.50%	07/01/2029	5,000	3,500,000

Series 2007 CC, Ref. RB(f)	5.50%	07/01/2030	3,250	2,275,000

Series 2007 CC, Ref. RB (INS - AGM)(d)	5.25%	07/01/2033	80	79,817

Series 2007 N, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	165	164,463

Series 2007 N, Ref. RB (INS - AGM)(d)	5.25%	07/01/2034	60	59,558

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(b)	6.63%	06/01/2026	5,040	5,220,904

Puerto Rico (Commonwelath of) Electric Power Authority;
Series 2007 UU, Ref. RB (Acquired 09/16/2015; Cost $240,338)(f)(h)	1.00%	12/01/2049	390	280,800

Series 2010 XX, RB (Acquired 09/10/2014; Cost $5,600)(f)(h)	5.25%	07/01/2026	10	7,425

Series 2010 ZZ, Ref. RB (Acquired 09/10/2014; Cost $120,400)(f)(h)	5.00%	07/01/2024	215	159,100

Series 2010 ZZ, Ref. RB (Acquired 09/05/2014; Cost $105,602)(f)(h)	4.63%	07/01/2025	190	139,888

Series 2010 ZZ, Ref. RB (Acquired 09/10/2014; Cost $5,600)(f)(h)	5.00%	07/01/2026	10	7,400

Series 2010 ZZ, Ref. RB (Acquired 09/10/2014; Cost $53,200)(f)(h)	5.00%	12/01/2049	95	69,825

Series 2013 A, RB (Acquired 09/08/2015; Cost $108,400)(f)(h)	7.25%	07/01/2030	160	122,000

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011-02/17/2017; Cost $35,822,243)(f)(h)	5.50%	08/01/2031	49,020	1,838,294

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2029	$11	$8,003

Series 2018 A-1, RB	4.50%	07/01/2034	11	10,384

Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,107,850

Series 2018 A-1, RB(l)	0.00%	07/01/2046	157,376	39,662,702

Series 2018 A-1, RB(l)	0.00%	07/01/2051	103,344	19,445,434

Series 2018 A-1, RB	4.75%	07/01/2053	34,576	31,592,243

Series 2018 A-1, RB	5.00%	07/01/2058	40,948	38,851,901

Series 2019 A-2, RB	4.54%	07/01/2053	4,576	3,992,468

Series 2019 A-2, RB	4.78%	07/01/2058	14,781	13,511,420

Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,161,433

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,053,281

Series 2006 Q, RB	5.00%	06/01/2036	1,025	970,938

				666,035,929

Rhode Island–0.11%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(h)	7.25%	07/15/2035	44,240	7,963,200

South Carolina–0.42%
Lancaster County School District; Series 2018 XF252, GO Bonds(k)	4.00%	03/01/2036	12,555	12,795,182

South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(e)	7.00%	05/01/2039	5,000	3,834,619

Series 2021, RB(b)(e)	6.00%	06/01/2031	1,000	810,069

Series 2021, RB(b)(e)	6.25%	06/01/2040	1,000	752,813

Series 2021, RB(b)(e)	6.50%	06/01/2051	2,750	1,973,759

South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	785	810,343

South Carolina (State of) Ports Authority; Series 2018, RB(b)	5.00%	07/01/2055	3,750	3,818,239

South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,322,606

				31,117,630

Tennessee–0.91%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(e)(l)	0.00%	12/01/2022	1,000	1,000,000

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	716,886

Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,341,934

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,175,670

Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,553,558

Knox County Industrial Development Board; Series 2022, RB(b)(e)	9.50%	11/01/2052	10,000	10,024,412

Memphis (City of) & Shelby (County of), TN Airport Authority;
Series 2018, RB(b)	5.00%	07/01/2043	7,250	7,375,728

Series 2021 A, RB(b)	5.00%	07/01/2045	1,500	1,543,199

Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,602,403

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	600	605,861

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The); Series 2022 A, GO Bonds	4.00%	01/01/2042	2,475	2,490,086

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,353,713

Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(j)	5.00%	11/01/2031	20,865	21,522,001

				67,622,951

Texas–8.67%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	876,092

Series 2017, RB	5.25%	09/01/2047	1,475	1,452,048

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	$1,100	$1,074,251

Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,391,109

Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,464,887

Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2055	3,175	2,995,692

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	686,273

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,252,007

Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	645	669,028

Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.00%	02/15/2047	20,500	20,182,732

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	22,148,004

Austin (City of), TX; Series 2022, RB(b)	5.00%	11/15/2043	3,450	3,580,669

Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(b)(e)(j)	10.00%	06/01/2023	6,000	5,860,257

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	20,600	19,075,388

Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, RB(f)	9.70%	11/01/2039	4,502	1,351

Series 2004 D, RB(f)	1.00%	11/01/2039	3,659	732

Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,720	1,744,076

Series 2015, RB	7.25%	09/01/2045	940	966,739

Series 2015, RB	7.50%	09/01/2045	3,765	3,827,975

Central Texas Regional Mobility Authority;
Series 2020 E, RB	4.00%	01/01/2050	10,000	9,170,657

Series 2021 D, Ref. RB	4.00%	01/01/2044	15,000	14,200,641

Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,791,136

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,104,242

Corpus Christi Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	8,000	7,717,126

Crandall (City of), TX;
Series 2021, RB(e)	4.75%	09/15/2031	100	91,962

Series 2021, RB(e)	4.25%	09/15/2041	250	214,983

Series 2021, RB(e)	5.00%	09/15/2041	500	458,244

Series 2021, RB(e)	4.50%	09/15/2051	500	418,040

Series 2021, RB(e)	5.25%	09/15/2051	500	456,485

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,285,533

Dallas (City of), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	22,750	21,269,002

Edinburg Economic Development Corp.; Series 2019, RB(e)	5.00%	08/15/2044	1,645	1,505,623

Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,180	971,875

Series 2014, RB	6.00%	09/01/2038	3,325	2,320,382

Series 2014, RB	6.13%	09/01/2044	3,125	2,115,520

Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(i)(j)(k)	5.00%	10/01/2023	10,000	10,202,145

Series 2018 XF2669, Revenue Ctfs.(k)	5.00%	10/01/2048	32,525	34,045,303

Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,017

Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(d)	4.00%	05/01/2044	2,355	2,104,421

Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	7,079,741

Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,290,297

Series 2021 A, RB(b)	4.00%	07/01/2046	6,400	5,843,830

Series 2021 A, RB(b)	4.00%	07/01/2048	5	4,505

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,000	1,002,065

Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	1,250	1,267,815

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	$8,250	$8,362,660

Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,750	1,775,108

Series 2021 B-1, RB(b)	4.00%	07/15/2041	15,000	12,606,423

Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	20,098,776

Krum Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,500	2,411,602

Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	5,517,520

Little Elm (Town of), TX; Series 2022, RB(e)	6.88%	09/01/2052	2,700	2,794,551

Lower Colorado River Authority; Series 2013 A, Ref. RB	5.00%	05/15/2031	7,895	7,967,854

Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(e)	5.75%	09/15/2052	2,500	2,390,142

Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(e)	5.25%	09/15/2042	1,500	1,406,865

Series 2022, RB(e)	5.38%	09/15/2052	2,500	2,331,549

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	25,000	24,231,590

New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(i)(j)	5.88%	04/01/2023	785	793,436

Series 2013 A, RB(i)(j)	6.00%	04/01/2023	1,950	1,971,620

Series 2016 A, RB(i)(j)	5.00%	04/01/2026	2,315	2,470,196

Series 2016 A-1, RB(f)	5.00%	07/01/2031	350	245,000

Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,026,805

Series 2018 A, RB(e)	6.00%	08/15/2047	13,435	13,600,867

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2038	500	511,258

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	1,750	1,761,596

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	2,400	2,410,083

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	122,589

Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,800,806

Series 2021, RB	2.00%	11/15/2061	3,883	1,794,580

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB(f)	5.00%	07/02/2046	1,750	1,225,000

Series 2016, RB(f)	5.00%	07/03/2051	1,750	1,225,000

New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(e)	5.00%	08/15/2040	2,390	2,242,819

Series 2020 A, RB(e)	5.00%	08/15/2050	2,220	1,990,461

New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	6,510,195

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	358,099

Series 2016 A, RB	5.50%	11/15/2046	650	548,735

Series 2016 A, RB	5.50%	11/15/2052	3,425	2,821,033

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	12,185	11,622,349

Series 2022 A, RB	6.75%	10/01/2052	8,935	8,463,953

Series 2022 A, RB	6.88%	10/01/2057	13,410	12,691,691

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,080,674

Series 2020, RB	5.25%	10/01/2055	12,390	9,878,841

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,077,047

North Central Texas Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,445	1,446,077

North Parkway Municipal Management District No. 1;
Series 2021, RB(e)	4.00%	09/15/2041	500	425,890

Series 2021, RB(e)	4.25%	09/15/2051	1,000	831,635

North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(e)	4.75%	09/15/2041	2,000	1,849,782

Series 2021, RB(e)	5.00%	09/15/2051	3,500	3,200,707

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(e)	5.75%	09/15/2032	$340	$336,214

Series 2022, RB(e)	5.50%	09/15/2042	800	774,636

Series 2022, RB(e)	5.63%	09/15/2052	1,450	1,403,107

Series 2022, RB(e)	6.13%	09/15/2052	2,070	2,080,844

Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(e)	5.50%	09/15/2042	750	726,221

Series 2022, RB(e)	5.63%	09/15/2052	1,300	1,257,958

Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(e)	5.38%	09/15/2027	350	350,080

Series 2022, RB(e)	5.63%	09/15/2032	400	401,239

Series 2022, RB(e)	6.00%	09/15/2052	4,000	4,013,731

Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(e)	5.50%	09/15/2048	2,000	1,946,109

Series 2022, RB(e)	6.50%	09/15/2052	1,484	1,499,669

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	624,318

Series 2016 A, RB	5.00%	08/15/2046	1,000	904,705

Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(e)	5.13%	09/01/2042	845	811,636

Series 2022, RB(e)	5.25%	09/01/2052	1,375	1,292,326

Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	9,620	9,839,575

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(i)(j)	8.00%	11/15/2024	3,000	3,289,868

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	447,278

Sabine Neches Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,725	1,725,405

San Antonio (City of), TX;
Series 2018 A, RB	5.00%	02/01/2044	1,035	1,096,215

Series 2021 A, RB(k)	5.00%	02/01/2046	10,000	10,563,149

Series 2021 A, RB(k)	5.00%	02/01/2049	3,605	3,794,649

Series 2022, RB	4.00%	02/01/2043	6,000	5,768,086

Series 2022, RB	5.00%	02/01/2044	5,000	5,344,587

San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	19,525,846

San Antonio Municipal Facilities Corp. (City Tower Renovation); Series 2021, RB	4.00%	08/01/2048	13,000	12,701,309

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(b)(f)(g)(h)	7.50%	07/01/2038	26,820	6,705,000

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2013 A, RB(i)(j)	4.00%	05/15/2023	585	588,910

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,530,520

Series 2017, RB	6.75%	11/15/2052	2,100	2,114,293

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(f)(h)	6.38%	02/15/2048	5,710	3,711,500

Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(f)(h)	6.38%	02/15/2052	3,000	1,950,000

Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(f)(h)	6.38%	02/15/2041	2,075	1,348,750

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	489,278

Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,921,843

Series 2020, Ref. RB	6.75%	11/15/2051	3,000	2,798,773

Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,346,361

Texas (State of) Water Development Board;
Series 2018, RB(k)	5.00%	10/15/2053	13,515	14,378,377
Series 2021, RB	4.00%	10/15/2056	15,000	14,237,779

Texas State Student Housing Corp.; Series 2001, RB(f)	6.85%	07/01/2031	215	210,700

Texas State Technical College;
Series 2022, RB (INS - AGM)(d)(k)	5.50%	08/01/2042	12,500	14,108,359
Series 2022, RB (INS - AGM)(d)(k)	6.00%	08/01/2054	6,000	6,893,693

Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,896	1,898,095

Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,125	5,998,040

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(d)	4.25%	10/01/2044	$1,360	$ 1,338,031
Series 2022, GO Bonds (INS - AGM)(d)	4.25%	10/01/2047	1,540	1,506,147
Series 2022, GO Bonds (INS - AGM)(d)	4.38%	10/01/2048	1,805	1,796,841
Series 2022, GO Bonds (INS - AGM)(d)	4.50%	10/01/2050	1,510	1,518,301
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,277,244
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2056	17,340	18,990,936
				647,270,895

Utah–0.95%
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,488,191
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(e)	6.00%	03/01/2053	6,500	6,466,131
Series 2022 B, GO Bonds(e)	9.00%	03/15/2053	1,239	1,233,496
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	5.50%	03/01/2051	11,500	8,677,014
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	80	80,357
Series 2014, RB	8.25%	08/01/2034	610	599,179
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	6.00%	03/01/2051	13,815	10,599,606
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,000	757,222
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	483,583
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,000	5,061,332
Series 2018 A, RB(b)	5.00%	07/01/2048	4,000	4,045,234
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,750	1,750,061
Series 2012, RB	6.25%	07/15/2042	3,870	3,848,039
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(e)	5.00%	10/15/2038	2,330	2,170,198
Series 2018 A, RB(e)	5.25%	10/15/2048	2,205	2,007,746
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	2,000	1,751,487
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	3,645	3,255,840
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(e)	5.00%	02/15/2046	855	791,889
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(e)	5.25%	06/15/2037	4,810	4,643,955
Series 2017, Ref. RB(e)	5.38%	06/15/2048	8,415	7,773,159
				70,483,719

Vermont–0.08%
East Central Vermont Telecommunications District;
Series 2018 A, RB(e)	5.75%	12/01/2036	1,450	1,455,950
Series 2018 A, RB(e)	5.60%	12/01/2043	960	953,803
Series 2019 A, RB(e)	5.00%	12/01/2048	4,330	3,806,823
				6,216,576

Virgin Islands–0.18%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(l)	0.00%	05/15/2035	28,550	13,268,655

Virginia–0.45%
Celebrate North Community Development Authority; Series 2003 B, RB(f)	6.75%	03/01/2034	1,297	843,050
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	919	711,820
Series 2014 B, RB	6.05%	03/01/2044	2,668	2,239,915
Series 2014 C, RB(f)	6.05%	03/01/2054	2,183	1,091,507
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,026,557
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	1,000	902,116

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(e)	5.55%	01/01/2037	$2,120	$ 1,912,375
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $3,715,000)(h)	5.00%	09/01/2050	3,910	2,572,509
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $2,749,000)(h)	5.13%	09/01/2055	2,920	1,910,613
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $14,405,820)(h)	5.25%	09/01/2049	14,735	10,145,776
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $7,074,524)(h)	5.38%	09/01/2054	7,215	4,940,578
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,413,729
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(e)(j)	5.00%	07/01/2038	1,690	1,622,754
				33,333,299

Washington–1.64%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	2,200	2,307,714
Series 2018 A, RB(e)	5.25%	01/01/2038	3,000	3,146,526
Series 2018 B, RB(e)	5.00%	01/01/2032	500	524,481
Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,048,842
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	125	124,997
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	45	43,860
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	2,125	2,125,334
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	12,000	12,271,950
Series 2022 B, Ref. RB(b)	4.00%	08/01/2047	3,000	2,625,078
Series 2022 B, Ref. RB(b)	5.00%	08/01/2047	6,500	6,701,492
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	2,500	2,692,332
Series 2022, RB(b)(k)	5.00%	04/01/2044	25,295	25,955,541
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	1,962,382
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(e)(f)(h)	7.50%	01/01/2032	26,355	15,813,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	8,000	7,792,617
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(e)	9.00%	12/01/2036	16,050	15,425,047
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)(i)(j)	7.00%	07/01/2025	1,000	1,091,733
Series 2015 A, RB(e)(i)(j)	7.00%	07/01/2025	1,700	1,855,945
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	21,134	18,957,947
				122,466,818

West Virginia–0.71%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(e)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(e)	5.75%	06/01/2042	19,000	13,898,669
Series 2019 B, Ref. RB(e)	7.50%	06/01/2042	6,140	4,805,018
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	3,435	3,474,245
Series 2020, Ref. RB(e)	7.50%	06/01/2043	9,060	9,401,564
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,499,448
				52,651,444

Wisconsin–1.32%
Gillett (City of), WI; Series 2021 A, RB(b)(e)	5.50%	12/01/2032	4,600	3,774,539
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,740,658
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	1,780,861
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	2,856,916

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	5.00%	08/01/2049	$2,750	$ 1,796,069
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,340)(e)(h)(l)	0.00%	01/01/2047	156	3,199
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $13,966)(e)(h)(l)	0.00%	01/01/2048	136	2,667
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $13,433)(e)(h)(l)	0.00%	01/01/2049	134	2,491
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,703)(e)(h)(l)	0.00%	01/01/2050	129	2,250
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,206)(e)(h)(l)	0.00%	01/01/2051	127	2,109
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2052	165	2,560
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2053	163	2,408
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2054	158	2,201
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2055	154	2,049
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2056	151	1,918
Series 2005 A-1, RB(e)(f)	5.50%	07/01/2056	8,230	4,620,936
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2057	168	2,010
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2058	163	1,861
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2059	159	1,729
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2060	156	1,597
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2061	153	1,489
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2062	149	1,374
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2063	146	1,281
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2064	143	1,198
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2065	140	1,111
Series 2005 A-1, RB(e)(l)	0.00%	01/01/2066	151	1,111
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $123,603)(e)(h)(l)	0.00%	01/01/2067	1,821	12,145
Series 2012, RB	6.00%	09/01/2045	5,875	5,488,278
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,813,483
Series 2016 A, RB(e)	5.25%	05/01/2046	2,500	2,153,405
Series 2016 A, RB	5.25%	01/01/2052	10,960	8,402,781
Series 2017 A, RB(i)(j)	5.00%	12/01/2022	865	908,250
Series 2018, RB (INS - AGM)(d)	5.00%	07/01/2058	7,900	8,016,591
Series 2019, RB(e)	5.00%	06/15/2054	455	401,977
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(e)	5.00%	06/01/2040	760	667,868
Series 2020 A, RB(e)	5.00%	06/01/2049	1,340	1,103,564
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)(f)	6.75%	08/01/2031	22,000	13,185,110
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	2,075	1,894,854
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(e)	4.75%	06/01/2029	250	239,345
Series 2019 A, RB(e)	5.25%	06/01/2039	750	682,820
Series 2019 A, RB(e)	5.50%	06/01/2049	1,940	1,725,336
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(e)	5.75%	06/01/2025	16,975	17,088,384
Series 2022 B, RB(e)	7.50%	06/01/2025	1,970	1,920,059
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	930	930,573
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,630
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2049	520	466,581
Wisconsin (State of) Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(e)	4.50%	07/01/2048	5,000	3,997,641
Series 2021 B, RB(e)	6.00%	07/01/2031	7,040	6,088,760
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	1,480	1,324,768
Series 2019 A, RB(e)	5.50%	06/01/2054	1,840	1,612,350
				98,079,145
Total Municipal Obligations (Cost $9,324,087,371)				8,589,744,190

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.58%
California–0.14%
CalPlant I LLC;
Series 21A(e)(g)	9.50%	12/12/2022	$1,005	$1,005,000

Series 21B(e)(g)	9.50%	12/12/2022	3,820	3,820,000

Series 22A(e)(g)	9.50%	12/12/2022	2,105	2,105,000

Series 22B(e)(g)	9.50%	12/30/2022	180	180,000

Series 22C(e)(g)	9.50%	12/30/2022	1,380	1,380,000

Series 22X(e)	9.50%	01/31/2023	2,075	2,082,760

				10,572,760

Florida–0.17%
Empire Green Generation LLC(e)	12.00%	01/01/2023	12,500	12,515,625

Louisiana–0.18%
Nola Oil Terminal LLC	12.00%	01/15/2023	13,000	12,995,125

West Virginia–0.09%
Empire South Terminal of West Virginia LLC(e)	14.00%	11/01/2023	6,850	6,850,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $42,915,000)				42,933,510

			Shares
Common Stocks & Other Equity Interests–0.37%
Georgia–0.00%
Delta Air Lines, Inc.(o)			7,679	271,606

Michigan–0.00%
General Motors Co.			2,919	118,395

Ohio–0.37%
Energy Harbor Corp.(o)			363,120	27,597,120

Total Common Stocks & Other Equity Interests (Cost $11,063,438)				27,987,121

TOTAL INVESTMENTS IN SECURITIES(p)–116.04% (Cost $9,378,065,809)				8,660,664,821

FLOATING RATE NOTE OBLIGATIONS–(16.02)%
Notes with interest and fee rates ranging from 2.44% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062(q)				(1,195,905,000)

BORROWINGS–(1.22)%				(91,000,000)

OTHER ASSETS LESS LIABILITIES–1.20%				89,946,209

NET ASSETS–100.00%				$7,463,706,030

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $992,359,762, which represented 13.30% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $239,398,857, which represented 3.21% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Restricted security. The aggregate value of these securities at November 30, 2022 was $227,510,673, which represented 3.05% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Zero coupon bond issued at a discount.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $99,060,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Non-income producing security.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $1,673,624,570 are held by TOB Trusts and serve as collateral for the $1,195,905,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$8,509,637,723	$80,106,467	$8,589,744,190

U.S. Dollar Denominated Bonds & Notes	–	34,443,510	8,490,000	42,933,510

Common Stocks & Other Equity Interests	27,987,121	–	–	27,987,121

Total Investments in Securities	27,987,121	8,544,081,233	88,596,467	8,660,664,821

Other Investments - Assets

Investments Matured	–	3,265,957	8,323,508	11,589,465

Total Investments	$27,987,121	$8,547,347,190	$96,919,975	$8,672,254,286

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2022:

				Accrued	Realized	Change in	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Unrealized	into	out of	Value
	02/28/22	at Cost	from Sales	Premiums	(Loss)	Appreciation	Level 3	Level 3	11/30/22

Municipal Obligations	$95,986,874	$310,025	$(8,052,631)	$121,159	$(35,639,886)	$33,009,558	$358,886	$(5,987,518)	$80,106,467

U.S. Dollar Denominated Bonds & Notes	26,370,483	3,665,000	(1,300,501)	–	(17,949,500)	18,358,691	4,821,309	(25,475,482)	8,490,000

Investments Matured	9,538,891	54,500	(1,262,409)	(32,619)	(9,915,121)	9,940,266	–	–	8,323,508

Total	$131,896,248	$4,029,525	$(10,615,541)	$ 88,540	$(63,504,507)	$61,308,515	$5,180,195	$(31,463,000)	$96,919,975

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

                             Invesco Rochester® Municipal Opportunities Fund